Credit Risk (Details) - Tradeweb Markets LLC - Credit Risk - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Successor
Credit Risk
Allowance for doubtful accounts	$ 1,169,000
Predecessor
Credit Risk
Allowance for doubtful accounts		$ 928,000